Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net Revenues	¥ 1,083,045	$ 157,026	¥ 4,339,603	¥ 5,285,195
Advertising and Marketing Service Provided to Advertising Customers Recorded Gross
Disaggregation Of Revenue [Line Items]
Net Revenues	404,443	58,638	2,533,327	3,857,233
Advertising and Marketing Service Provided to Advertising Platforms Recorded Net
Disaggregation Of Revenue [Line Items]
Net Revenues	434,934	63,060	1,557,056	1,189,602
Agent and Platform Service fees
Disaggregation Of Revenue [Line Items]
Net Revenues	4,355	631	22,004	7,904
Live Streaming And Online Games
Disaggregation Of Revenue [Line Items]
Net Revenues	195,213	28,303	140,269	193,141
Other Revenues
Disaggregation Of Revenue [Line Items]
Net Revenues	44,100	6,394	86,947	37,315
Total Other services
Disaggregation Of Revenue [Line Items]
Net Revenues	¥ 243,668	$ 35,328	¥ 249,220	¥ 238,360